Exhibit 99
Nissan Auto Receivables 2006-B
Monthly Servicer's Certificate
for the month of October 2006

Collection Period	Oct-06	30/360 Days	30
Distribution Date	15-Nov-06	Actual/360 Days	30

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,254,578,985.94	1,012,408,132.48	972,079,554.91	0.774825
Total Securities		1,254,578,985.94	1,012,408,132.48	972,079,554.91	0.774825
Class A-1 Notes	5.08141%	335,000,000.00	92,829,146.54	52,500,568.97	0.156718
Class A-2 Notes	5.18000%	275,000,000.00	275,000,000.00	275,000,000.00	1.000000
Class A-3 Notes	5.16000%	378,000,000.00	378,000,000.00	378,000,000.00	1.000000
Class A-4 Notes	5.22000%	206,986,000.00	206,986,000.00	206,986,000.00	1.000000
Certificates	0.00000%	59,592,985.94	59,592,985.94	59,592,985.94	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	40,328,577.57	393,085.79	120.3838136	1.1733904
Class A-2 Notes	0.00	1,187,083.33	-	4.3166667
Class A-3 Notes	0.00	1,625,400.00	-	4.3000000
Class A-4 Notes	0.00	900,389.10	-	4.3500000
Certificates	0.00	0.00	-	-
Total Securities	40,328,577.57	4,105,958.22

I. COLLECTIONS

Interest:
Interest Collections		3,772,735.08
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		3,772,735.08

Principal:
Principal Collections		39,779,946.96
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		39,779,946.96

Recoveries of Defaulted Receivables		98,541.78
Investment Earnings on Yield Supplement Account		169,693.03
Release from the Yield Supplement Account		2,340,543.63
Servicer Advances		0.00

Total Collections		46,161,460.48

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	63,950	1,012,408,132.48
Total Principal Collections		39,779,946.96
Principal Amount of Gross Losses		548,630.61
	62,697	972,079,554.91

III. DISTRIBUTIONS

Total Collections		46,161,460.48
Reserve Account Draw		0.00
Total Available for Distribution		46,161,460.48

Exhibit 99
Nissan Auto Receivables 2006-B
Monthly Servicer's Certificate
for the month of October 2006

1. Reimbursement of Advance	98,294.64

2. Servicing Fee:
Servicing Fee Due	843,673.44
Servicing Fee Paid	843,673.44
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	393,085.79

Class A-1 Notes Monthly Interest Paid	393,085.79
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	1,187,083.33

Class A-2 Notes Monthly Interest Paid	1,187,083.33
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,625,400.00

Class A-3 Notes Monthly Interest Paid	1,625,400.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	900,389.10

Class A-4 Notes Monthly Interest Paid	900,389.10
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	4,105,958.22
Total Note Monthly Interest Paid	4,105,958.22
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	41,113,534.18

4. Total Monthly Principal Paid on the Notes	40,328,577.57

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	40,328,577.57
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99
Nissan Auto Receivables 2006-B
Monthly Servicer's Certificate
for the month of October 2006

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		784,956.61
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		784,956.61

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		40,845,357.62
Release to Collection Account		2,340,543.63
Ending Yield Supplement Account Balance		38,504,813.99

V. RESERVE ACCOUNT

Initial Reserve Account Amount		6,272,894.93
Required Reserve Account Amount		6,272,894.93
Beginning Reserve Account Balance		6,272,894.93
Ending Reserve Account Balance		6,272,894.93

Reserve Account Triggers	Test Ratio	Actual Ratio	Result
Average Three Period Delinquency Percentage	2.00%	0.13%	Pass
Average Three Period Charge Off Rate	2.75%	0.43%	Pass

Required Reserve Account Amount for Next Period		6,272,894.93

VI. POOL STATISTICS

Weighted Average Coupon		4.34%
Weighted Average Remaining Maturity		42.66

Principal Recoveries of Defaulted Receivables		98,541.78
Principal on Defaulted Receivables		548,630.61
Pool Balance at Beginning of Collection Period		1,012,408,132.48
Net Loss Ratio		0.53%

Net Loss Ratio for Second Preceding Collection Period		0.48%
Net Loss Ratio for Preceding Collection Period		0.26%
Net Loss Ratio for Current Collection Period		0.53%
Average Net Loss Ratio		0.43%

Cumulative Net Losses for all Periods		1,830,372.21

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,372,702.49	375
61-90 Days Delinquent	1,144,802.24	65
91-120 Days Delinquent	297,120.46	13
Total Delinquent Receivables:	7,814,625.19	453
61+ Days Delinquencies as Percentage of Receivables	0.15%	0.12%

Delinquency Ratio for Second Preceding Collection Period		0.13%
Delinquency Ratio for Preceding Collection Period		0.13%
Delinquency Ratio for Current Collection Period		0.12%
Average Delinquency Ratio		0.13%

Exhibit 99
Nissan Auto Receivables 2006-B
Monthly Servicer's Certificate
for the month of October 2006

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?
No

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	No